Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net profit for the year	$ 8,875,439	$ 9,689,600	$ 9,185,474
Adjustments for:
Employee benefits	35,082	45,501	35,532
Allowance expected credit loss	24,708	29,395	41,444
Depreciation and amortization	3,061,039	2,545,702	2,313,321
(Gain) loss on sale of machinery, equipment and improvements to leased assets	21,011	(668)	14,232
Net (gain) on derivative financial instruments	0	0	(6,967)
Interest expense for financing activity	4,201,085	3,439,276	2,356,116
Unrealized exchange (gain)	519,672	(311,969)	(261,258)
Labor provisions	77,867	22,986	3,284
Income tax expense	3,240,302	3,072,090	3,090,212
Adjustment from operating activities	20,056,205	18,531,913	16,771,390
Trade accounts receivable	(432,955)	50,837	(705,576)
Recoverable income tax and other current assets	173,461	(469,839)	601,434
Concession taxes payable	(540,644)	374,872	(10,719)
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	(18,311)	101,201	227,514
Accounts payable	739,036	(213,268)	(139,794)
Taxes payable	84,613	(47,181)	23,229
Deposits received in guarantee	87,699	108,236	109,061
Cash generated by operating activities	20,149,104	18,436,771	16,876,539
Income taxes paid	(3,474,764)	(4,501,917)	(4,356,833)
Net cash provided by operating activities	16,674,340	13,934,854	12,519,706
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(7,844,983)	(10,444,346)	(8,431,106)
Proceeds from sales of machinery and equipment	6,573	3,535	5,198
Acquisition of subsidiary, net of cash acquired	(875,504)	(614,792)
Other investment activities	(71,070)	(36,553)	(56,475)
Net cash used in investing activities	(8,784,984)	(11,092,156)	(8,482,383)
Cash flows from financing activities:
Dividends declared and paid		(7,498,318)	(7,313,743)
Dividends paid to non-controlling interest	(139,996)	(135,913)	(153,959)
Capital distribution	(7,003,146)
Repurchase of shares			(1,999,987)
Proceeds from issuance of debt securities	8,648,134	5,400,000	7,757,588
Proceeds from bank loans	5,658,480	3,715,459	6,872,783
Repayments on bank loans	(4,929,881)	(1,642,132)	(4,039,007)
Payment of debt securities	(3,000,000)	(602,000)	(3,800,000)
Interest paid on leases	(3,695)	(4,805)	(5,391)
Payment of liabilities for lease	(33,292)	(17,517)	(16,098)
Interest capitalized on financial loans	(39,417)	(342,554)
Interest paid on financial loans	(4,177,241)	(3,661,981)	(2,227,888)
Net cash used for by financing activities	(5,020,054)	(4,789,761)	(4,925,702)
Effects of exchange rate changes on cash held:	541,514	(369,190)	(73,034)
Decrease in cash and cash equivalents	3,410,816	(2,316,253)	(961,413)
Cash and cash equivalents at beginning of year	10,055,211	12,371,464	13,332,877
Cash and cash equivalents at the end of year	13,466,027	10,055,211	12,371,464
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 1,193,561	$ 901,486	$ 853,467